Property, equipment and software, net - Summary of property, equipment and software, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Total property, equipment and software	¥ 11,888	¥ 11,974
Less: accumulated depreciation and amortization	(10,776)	(10,862)
impairment	(1,112)	(1,112)
Furniture and electronic equipment
Property, Plant and Equipment
Total property, equipment and software	5,531	5,617
Vehicles
Property, Plant and Equipment
Total property, equipment and software	222	222
Software
Property, Plant and Equipment
Total property, equipment and software	1,466	1,466
Leasehold improvements
Property, Plant and Equipment
Total property, equipment and software	¥ 4,669	¥ 4,669